Commitments & Contingencies (FY) (Details) - USD ($)		12 Months Ended
	Feb. 09, 2021	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2021
Commitments & contingencies [Line Items]
Granted Term	45 days
Underwriting cash discount per unit		$ 0.2
Underwriter cash discount		$ 9,700,000
Deferred commission per unit		$ 0.35
Deferred underwriting commissions		$ 16,905,000	$ 6,762,000	$ 16,905,000
Over-Allotment Units
Commitments & contingencies [Line Items]
Number of units issued (in shares)	6,300,000
Underwriting cash discount per unit	$ 0.2
Underwriter cash discount	$ 9,700,000
Deferred commission per unit	$ 0.35
Initial Public Offering
Commitments & contingencies [Line Items]
Number of units issued (in shares)	48,300,000
Deferred underwriting commissions	$ 16,900,000